Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

June 24, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nuveen Municipal Trust (File Nos. 333-14725 and 811-07873)
Filing Pursuant to Rule 485(a) under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of our client, Nuveen Municipal Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and to the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 17 (“PEA No. 17”) to the Trust’s Registration Statement on Form N-1A. PEA No. 17 is being filed to amend the investment strategies of the Nuveen All-American Municipal Bond Fund and of the Nuveen Insured Municipal Bond Fund. The Trust will be filing a post-effective amendment pursuant to Rule 485(b) at the end of August 2008 to update the financial and performance information throughout the Registration Statement.

PEA No. 17 is substantially similar to Post-Effective Amendment No. 18 of Nuveen Multistate Trust II (File Nos. 333-14729 and 811-07755), filed on April 29, 2008, and reviewed by the SEC staff. Therefore, we hereby request, in reliance on Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that PEA No. 17 receive selective review.

Please contact me at (202)739-5391 or Kevin McCarthy at (312) 917-6899 with your questions and comments.

Sincerely,

/s/ Kathleen Long
Kathleen Long